OTHER PAYABLES AND ACCRUALS	6 Months Ended
Jun. 30, 2022
Other Payables And Accruals
OTHER PAYABLES AND ACCRUALS

16.	OTHER PAYABLES AND ACCRUALS

	December 31,	June 30,
	2021	2022	2022
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

Financial liabilities
Accrued expenses	5,398	5,689	849
Deposits from customers	505	1,335	199
Liabilities related to bills receivable endorsed before maturity	—	2,150	320
Total payables	5,903	9,174	1,368

Penalties related to income tax	3,025	3,789	566
Taxes other than income tax payable (a)	285	2,396	358
Accrued payroll	2,878	2,262	338
Others	7	42	6
Total others payables	6,195	8,489	1,268

Total	12,098	17,663	2,636

(a)	Taxes other than income taxes payable mainly comprise accruals for value-added tax, city construction tax and education surcharge.